Derivative Financial Instruments - Additional Information (Details) - Equity derivatives € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€) shares
Disclosure of detailed information about financial instruments [line items]
Shares in derivative instrument (in shares) | shares	593,712
Financial instruments designated as hedging instruments, at negative fair value | €	€ 57